Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net
	December 31, 2021	December 31, 2020
Property and equipment
Buildings and improvements	$1,188,006	$1,160,259
Computer and office equipment	446,033	21,122
Revenue equipment	26,088,757	8,516,665
Subtotal	27,722,796	9,698,046
Less: accumulated depreciation	(15,498,214)	(6,249,937)
Property and equipment, net	$12,224,582	$3,448,109